As filed with the Securities and Exchange
Commission on August 5, 2016

1933 Act File No.  002-66906
1940 Act File No. 811-03006

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 116

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 120
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK BOND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for apreviously filed post-effective amendment.

This filing relates solely to the Class R6 shares of John Hancock Focused High Yield Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2016.

JOHN HANCOCK BOND TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	August 5, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	August 5, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	August 5, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	August 5, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	August 5, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	August 5, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	August 5, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	August 5, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	August 5, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	August 5, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	August 5, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	August 5, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	August 5, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	August 5, 2016
Gregory R. Russo

/s/ Warren A. Thomson *	Trustee	August 5, 2016
Warren A. Thomson

*By: Power of Attorney

/s/ Thomas Dee
Thomas Dee Attorney-In-Fact

*Pursuant to Power of Attorney filed with Post-Effective Amendment No. 114 to the Trust’s Registration Statement on June 24, 2016

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document